UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended		83 Months Ended	86 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
OPERATING EXPENSES
Selling, general and administrative	$ 34,818		$ 164,946	$ 18,597	$ 192,195	$ 227,013
Total operating expenses	34,818		164,946	18,597	192,195	227,013
Income (Loss) from operations	(34,818)		(164,946)	(18,597)	(192,195)	(227,013)
OTHER INCOME (EXPENSE):
Interest Income (Expense)	(532)	201	(4,115)	(23)	(4,276)	(4,808)
Income (Loss) before provision for income taxes	(35,350)	201	(169,061)	(18,620)	(196,471)	(231,821)
Net Income (Loss)	(35,350)	201	(169,061)	(18,620)	(196,471)	(231,821)
Earnings (Loss) per common share, basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares, basic and diluted	50,769,231	44,169,231	44,169,231	44,169,231
Cumulative translation gain (loss)	4,475	(1,557)	(1,324)	295	(795)	3,680
Comprehensive Income (Loss)	$ (30,875)	$ (1,356)	$ (170,385)	$ (18,325)	$ (197,266)	$ (228,141)